Annual Total Returns - Fidelity Growth Company K6 Fund [BarChart] - 11.30 Fidelity Growth Company K6 Fund PRO-03 - Fidelity Growth Company K6 Fund	Jan. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Fidelity Growth Company K6 Fund
Bar Chart Table:
Annual Return 2020	68.77%